Salaries and payroll taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of salaries and social security payable

	As of December 31, 2021	As of December 31, 2020
Current

Provision for gratifications and bonus	12,102	7,029
Salaries and social security contributions	5,389	4,479

Total current	17,491	11,508